SIGNIFICANT CUSTOMERS / CONCENTRATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Segment Reporting Disclosure [Text Block]

NOTE 13 — SIGNIFICANT CUSTOMERS / CONCENTRATION

The Company had four customers who accounted for 12%, 11%, 8% and 8% of total sales at September 30, 2011. The Company had four significant customers who accounted for 31%, 14%, 12% and 9% of total sales at September 30, 2010.

The Company sells filters throughout the world; sales by geographical region are as follows for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
United States and Canada	2,384,398	2,064,592	4,774,876	3,499,884
South America	2,943	2,586	19,232	71,954
Asia	344,571	19,355	1,237,170	1,579,718
Europe	4,097,623	2,121,604	7,521,468	7,309,621
	6,829,535	4,208,137	13,552,746	12,461,177

The Company’s sales by product line are as follows for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
Ceramic diesel particulate	5,824,865	3,348,708	11,418,854	10,953,209
Liquid filters	925,227	859,429	1,955,145	1,507,968
Kiln furniture	79,443	—	178,747	—
	6,829,535	4,208,137	13,552,746	12,461,177

NOTE 13 — SIGNIFICANT CUSTOMERS/CONCENTRATION

The Company had four customers who accounted for 29%, 15%, 14% and 9% of total sales at December 31, 2010. The Company had three significant customers who accounted for 21% and 14%, and 13% of total sales at December 31, 2009.

The Company sells filters throughout the world; sales by geographical region are as follows for the years ended December 31, 2010 and 2009:

	2010	2009
United States and Canada	$5,593,498	$4,049,340
South America	76,121	42,515
Asia	2,514,095	1,024,505
Europe	7,545,103	7,780,863
Total	$15,728,817	$12,897,223

The Company’s sales by product line are as follows for the Year ended December 31, 2010 and 2009:

	2010	2009
Ceramic diesel particulate	$13,820,862	$11,081,605
Liquid filters	1,907,955	1,815,618
Kiln furniture	—	—
Total	$15,728,817	$12,897,223